SCHEDULE OF RECONCILIATION EFFECTIVE TAX (Details)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of rate differential for Hong Kong and other outside PRC entities	(1.30%)	(3.00%)	(4.00%)
Effect of PRC preferential tax rate	(1.00%)	(4.10%)	(4.60%)
Change in valuation allowance	(9.00%)	(9.00%)	(8.60%)
Income tax payable reversed	1.60%	7.10%	(0.10%)
Permanent difference	(11.30%)	1.40%	(0.20%)
True up prior years’ tax	0.10%
Effective tax rate	4.10%	17.40%	7.50%